Collateralized transactions - Offsetting of the transactions in the consolidated balance sheets (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2017	Mar. 31, 2017
Collateralized transactions
Gross balances of reverse repurchase agreements, not subject to enforceable master netting arrangements or similar agreements	¥ 1,370	¥ 881
Gross balances of repurchase agreements, not subject to enforceable master netting arrangements or similar agreements	2,521	2,596
Gross balances of securities borrowing transactions, not subject to enforceable master netting arrangements or similar agreements	1,082	1,494
Gross balances of securities lending transactions, not subject to enforceable master netting arrangements or similar agreements	¥ 170	¥ 205